Basis of Presentation - Disclosure of Revision of Prior Period Financial Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Financial income:
Gain on marketable securities	$ 112	$ 237		$ 157
Foreign exchange rate gain	158	258		0
Gain on other investments, net	0	6		0
Total financial income	408	645	[1]	299	[1]
Financial expenses:
Loss on marketable securities	(46)	(107)		(174)
Foreign exchange rate loss	(161)	(166)		(66)
Loss on other investments, net	(1)	0		(4)
Total financial expenses	(269)	(291)	[1]	(254)	[1]
Net financial items	$ 139	354		45
Previously stated
Financial income:
Gain on marketable securities		53		72
Foreign exchange rate gain		431		57
Gain on other investments, net		21		10
Total financial income		505		139
Financial expenses:
Loss on marketable securities		(23)		(26)
Foreign exchange rate loss		(239)		(186)
Loss on other investments, net		(15)		(14)
Total financial expenses		(277)		(226)
Net financial items		228		(87)
Reclass
Financial income:
Gain on marketable securities		184		85
Foreign exchange rate gain		(173)		(57)
Gain on other investments, net		(15)		(10)
Total financial income		(4)		18
Financial expenses:
Loss on marketable securities		(84)		(148)
Foreign exchange rate loss		73		120
Loss on other investments, net		15		10
Total financial expenses		4		(18)
Net financial items		0		0
Current stated
Financial income:
Gain on marketable securities		237		157
Foreign exchange rate gain		258		0
Gain on other investments, net		6		0
Total financial income		501		157
Financial expenses:
Loss on marketable securities		(107)		(174)
Foreign exchange rate loss		(166)		(66)
Loss on other investments, net		0		(4)
Total financial expenses		(273)		(244)
Net financial items		$ 228		$ (87)

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.